Share-Based Compensation - Summary of Activity Related to Stock Options (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Options Outstanding Beginning balance	1,261,638	1,098,486	770,062
Number of shares, Granted	174,736	289,619	376,126
Number of shares, Exercised	(1,326)	(50,980)	(24,803)
Number of shares, Cancelled/Forfeited	(20,454)	(75,488)	(22,899)
Number of shares, Options Outstanding Ending balance	1,414,594	1,261,638	1,098,486
Number of Shares, Options exercisable	686,439	500,797
Weighted Average Exercise Price, Options outstanding, Beginning balance	$ 2.41	$ 1.39	$ 0.34
Weighted Average Exercise Price, Granted	6.79	5.68	3.38
Weighted Average Exercise Price, Exercised	0.40	0.27	0.17
Weighted Average Exercise Price, Cancelled/Forfeited	6.03	1.67	0.15
Weighted Average Exercise Price, Options outstanding, Ending balance	2.90	2.41	$ 1.39
Weighted Average Exercise Price, Options exercisable	$ 1.22	$ 0.92
Scenario, Previously Reported
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Options Outstanding Beginning balance	1,261,637
Number of shares, Options Outstanding Ending balance		1,261,637
Weighted Average Exercise Price, Options outstanding, Beginning balance	$ 2.40
Weighted Average Exercise Price, Options outstanding, Ending balance		$ 2.40